Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Income (loss) before income taxes:
PRC	40,605,716	(148,696,060)	(99,596,774)
Outside of PRC	(8,918,616)	(14,711,876)	(2,197,049)

Total	31,687,100	(163,407,936)	(101,793,823)

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Current Tax
PRC	2,725,114	(1,409,996)	(32,295,286)
Outside of PRC	6,600	4,895	276

	2,731,714	(1,405,101)	(32,295,010)

Deferred Tax
PRC	7,933,308	(12,092,683)	20,174,775
Outside of PRC	—	—	—

	7,933,308	(12,092,683)	20,174,775

Income tax expense (benefits)	10,665,022	(13,497,784)	(12,120,235)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2021	2022
	$	$
Deferred tax assets:
Accrued salary expenses	4,987,961	2,792,431
Bad debt provision	28,843,655	29,096,796
Net operating loss carry-forwards	40,000,359	24,801,075
Advertising expenses	1,441,682	1,013,274
Accrued expense	2,434,194	8,862,609
Others	629,598	508,950
Gross deferred tax assets	78,337,449	67,075,135
Valuation allowance	(26,732,045)	(41,617,648)
Total deferred tax assets	51,605,404	25,457,487

Deferred tax liabilities:
Intangible assets from acquisition and other assets	6,042,540	3,517,837
Total deferred tax liabilities	6,042,540	3,517,837

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	(5,634,684)	(5,714,480)	(26,732,045)
Reversal/(Additions)	291,962	(20,905,451)	(17,978,965)
Write-offs	—	393,251	138,479
Changes due to exchange rate translation	(371,758)	(505,365)	2,954,883
Balance as of December 31	(5,714,480)	(26,732,045)	(41,617,648)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	2.35%	(0.25)%	(0.45)%
Other expenses not deductible for tax purposes	(0.12)%	0.17%	0.30%
Effect of tax holiday	(0.27)%	(5.29)%	(5.15)%
Effect of different tax rate of subsidiary operation in other jurisdiction	3.20%	(2.00)%	(0.09)%
Valuation allowance movement	(0.82)%	(12.37)%	(8.17)%
Withholding tax	4.32%	3.01%	0.48%
	33.66%	8.27%	11.92%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2020	2021	2022
	$	$	$
The aggregate dollar effect	85,461	(8,646,324)	(5,247,214)
Per ADS effect—basic	0.01	(0.63)	(0.38)
Per ADS effect—diluted	0.01	(0.63)	(0.38)